Earnings per CPO/Share (Details) shares in Thousands	12 Months Ended
	Dec. 31, 2019 $ / shares $ / EquityInstruments shares	Dec. 31, 2018 $ / shares $ / EquityInstruments shares	Dec. 31, 2017 $ / shares $ / EquityInstruments
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Total Shares	338,375,192	340,445,277
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic earnings per CPO attributable to stockholders of the Company | $ / EquityInstruments	1.60	2.07	1.54
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Total Shares	354,827,433	358,998,776
CPOs (in CPO units)	2,508,916	2,544,568
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings per CPO attributable to stockholders of the Company | $ / EquityInstruments	1.53	1.96	1.46
Series "A" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	56,077,584	55,752,068
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic earnings per share | $ / shares	$ 0.01	$ 0.02	$ 0.01
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	58,926,613	58,926,613
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings per Share | $ / shares	$ 0.01	$ 0.02	0.01
Series "B" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	187	187
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic earnings per share | $ / shares	$ 0.01	$ 0.02	0.01
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	2,357,208	2,357,208
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings per Share | $ / shares	$ 0.01	$ 0.02	0.01
Series "D" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	239	239
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic earnings per share | $ / shares	$ 0.01	$ 0.02	0.01
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	239	239
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings per Share | $ / shares	$ 0.01	$ 0.02	0.01
Series "L" Shares
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	239	239
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic earnings per share | $ / shares	$ 0.01	$ 0.02	0.01
Diluted weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
Shares not in the form of CPO units	239	239
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings per Share | $ / shares	$ 0.01	$ 0.02	$ 0.01
CPOs
Basic weighted average of outstanding total shares, CPOs and Series of Shares (not in the form of CPO unit)
CPOs (in CPO units)	2,412,794	2,433,270
Basic earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Basic earnings per CPO attributable to stockholders of the Company | $ / EquityInstruments	1.60	2.07	1.54
Diluted earnings per CPO and per each Series of Shares (not in the form of a CPO unit)
Diluted earnings per CPO attributable to stockholders of the Company | $ / EquityInstruments	1.53	1.96	1.46